Comprehensive income/(loss) (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Comprehensive income/(loss) attributable to the parent	$ (83,073)	$ 17,703	[1]
Comprehensive income/(loss) attributable to the non controlling interest	4,010	0
Total comprehensive income/(loss)	$ (79,063)	$ 17,703	[1]

[1]	As restated